TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Income (Loss) Before Income Taxes

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	49,267	(23,020)	(178,658)
Non-PRC	(45,347)	(16,770)	(28,427)
	3,920	(39,790)	(207,085)

Income Tax Expenses (Benefits)

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Current tax expense	26,696	46,832	4,690
Deferred tax benefit	(3,192)	(11,060)	(32,054)
	23,504	35,772	(27,364)

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Income (loss) from before income taxes	3,920	(39,790)	(207,085)
Income tax at applicable tax rate of 25%	980	(9,948)	(51,771)
Effect of international tax rate differences	3,138	(607)	(11)
Non-deductible expenses	8,325	9,375	47,147
Non-taxable income	(127)	(69)	(136)
Effect of tax holidays or preferential tax rates	4,843	618	10,443
Withholding tax	12,693	35,925	2,272
Research and development super-deduction	(3,455)	(2,530)	(1,808)
Changes in valuation allowance	7,932	8,194	(15,325)
Expiration of loss carry forwards	1,709	1,878	1,020
Expiration of unrecognized tax benefits due to applicable statute of limitations	(12,534)	(7,064)	(19,195)
	23,504	35,772	(27,364)

14.         TAXATION (continued)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at beginning of year	75,434	78,637	65,898
Increase relating to tax positions	10,574	—	—
Decrease relating to expiration of applicable statute of limitations and reversal	(12,534)	(7,064)	(19,195)
Foreign currency translation adjustments	5,163	(5,675)	(991)
Balance at end of year	78,637	65,898	45,712

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
The aggregate amount	4,843	618	10,443
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
- Basic and diluted	(0.05)	(0.01)	(0.12)

Components of Deferred Taxes

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Net operating losses	75,705	63,109
Lease liability	282	180
Impairment of assets	1,114	9,480
Overcharged advertising and promotion fee	400	652
Fixed assets depreciation	690	671
Investments	59	—
Less: Valuation allowance	(73,024)	(56,714)
Total deferred tax assets	5,226	17,378

Deferred tax liabilities
Right-of-use assets	(428)	(170)
Investment basis in the PRC entities	(52,332)	(51,949)
BaoAn Acquisition — Property	(10,122)	(9,488)
Investments	—	(1,305)
Interest capitalization	(137)	—
Deferred tax liabilities	(63,019)	(62,912)

Net deferred income tax assets	4,944	17,208
Net deferred income tax liabilities	(62,591)	(62,742)

Rollforward of valuation allowances of deferred tax assets

	Year Ended December 31,
	2022	2023
	US$	US$
Balance as of beginning of year	(66,475)	(73,024)
Additions of valuation allowance	(10,953)	(18,208)
Utilization of deferred tax assets	2,759	33,533
Foreign currency translation adjustments	1,645	985
Balance as of end of year	(73,024)	(56,714)